LEASE ARRANGEMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future minimum lease payments
Future minimum lease payments during 2013	$ 248,632
Future minimum lease payments during 2014	41,718
Rent expense	$ 423,522	$ 424,294	$ 338,588